Income Taxes (Tables)	12 Months Ended
Feb. 28, 2017
Income Tax Disclosure [Abstract]
Income before income taxes
Income before income taxes was generated as follows:

	For the Years Ended
	February 28, 2017	February 29, 2016	February 28, 2015
(in millions)
Domestic	$788.0	$599.3	$481.6
Foreign	1,305.4	901.9	698.0
	$2,093.4	$1,501.2	$1,179.6

Components of income tax provision (benefit)
The income tax provision consisted of the following:

	For the Years Ended
	February 28, 2017	February 29, 2016	February 28, 2015
(in millions)
Current
Federal	$270.8	$126.2	$195.0
State	28.5	19.9	20.1
Foreign	126.2	43.5	49.0
Total current	425.5	189.6	264.1

Deferred
Federal	113.4	232.4	84.6
State	7.5	15.6	4.8
Foreign	7.8	3.0	(10.1)
Total deferred	128.7	251.0	79.3
Income tax provision	$554.2	$440.6	$343.4

Significant components of deferred tax assets (liabilities)
Significant components of deferred tax assets (liabilities) consist of the following:

	February 28, 2017	February 29, 2016
(in millions)
Deferred tax assets
Loss carryforwards	$144.0	$74.2
Stock-based compensation	43.2	50.1
Inventory	12.5	14.1
Derivative instruments	—	5.1
Insurance accruals	5.2	3.8
Employee benefits	2.5	2.8
Unrealized foreign exchange	—	1.3
Other accruals	28.4	39.4
Gross deferred tax assets	235.8	190.8
Valuation allowances	(134.1)	(35.7)
Deferred tax assets, net	101.7	155.1

Deferred tax liabilities
Intangible assets	(720.6)	(688.1)
Property, plant and equipment	(255.0)	(264.2)
Provision for unremitted earnings	(229.3)	(199.9)
Investments in equity method investees	(24.2)	(24.3)
Unrealized foreign exchange	(4.1)	—
Derivative instruments	(0.9)	—
Total deferred tax liabilities	(1,234.1)	(1,176.5)
Deferred tax liabilities, net	$(1,132.4)	$(1,021.4)

Effective income tax rate reconciliation
A reconciliation of the total tax provision (benefit) to the amount computed by applying the statutory U.S. Federal income tax rate to income before provision for (benefit from) income taxes is as follows:

	For the Years Ended
	February 28, 2017		February 29, 2016		February 28, 2015
	Amount	% of Pretax Income	Amount	% of Pretax Income	Amount	% of Pretax Income
(in millions, except % of pretax income data)
Income tax provision at statutory rate	$732.7	35.0%	$525.4	35.0%	$412.8	35.0%
State and local income taxes, net of federal income tax benefit	23.4	1.1%	23.1	1.5%	16.1	1.4%
Earnings of subsidiaries taxed at other than U.S. statutory rate	(160.4)	(7.6%)	(101.2)	(6.7%)	(75.3)	(6.4%)
Canadian Divestiture	(25.5)	(1.2%)	—	—%	—	—%
Miscellaneous items, net	(16.0)	(0.8%)	(6.7)	(0.5%)	(10.2)	(0.9%)
Income tax provision at effective rate	$554.2	26.5%	$440.6	29.3%	$343.4	29.1%

Reconciliation of unrecognized tax benefit liabilities
The liability for income taxes associated with uncertain tax positions, excluding interest and penalties, and a reconciliation of the beginning and ending unrecognized tax benefit liabilities is as follows:

	For the Years Ended
	February 28, 2017	February 29, 2016	February 28, 2015
(in millions)
Balance as of March 1	$30.4	$85.5	$101.5
Increases as a result of tax positions taken during a prior period	—	0.1	0.1
Decreases as a result of tax positions taken during a prior period	(11.5)	(1.2)	(4.0)
Increases as a result of tax positions taken during the current period	21.3	3.7	7.7
Decreases related to settlements with tax authorities	—	(54.7)	(13.9)
Decreases related to lapse of applicable statute of limitations	(0.7)	(3.0)	(5.9)
Balance as of last day of February	$39.5	$30.4	$85.5